RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	6 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 —RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In May, the Audit Committee of the Company, in consultation with management, concluded that, because of a    misapplication of the accounting guidance related to its public and private placement warrants to purchase Class A ordinary shares that the Company issued in August 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon.  As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on August 20, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets.  After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on August 20, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Balance Sheet
Total assets	$216,310,399	$—	$216,310,399
Liabilities and shareholders’ equity
Total current liabilities	$140,207	$—	$140,207
Deferred legal fees	—	—
Deferred underwriting commissions	7,525,000	—	7,525,000
Derivative warrant liabilities	—	17,902,500	17,902,500
Total liabilities	7,665,207	17,902,500	25,567,707
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	203,645,190	(17,902,500)	185,742,690
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	114	179	293
Class B ordinary shares - $0.0001 par value	538	—	538
Additional paid-in-capital	5,303,949	2,306,781	7,610,730
Accumulated deficit	(304,599)	(2,306,960)	(2,611,559)
Total shareholders’ equity	5,000,002	—	5,000,002
Total liabilities and shareholders’ equity	$216,310,399	$—	$216,310,399

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Statement of Operations
Loss from operations	$(380,824)	$—	$(380,824)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(1,705,000)	(1,705,000)
Offering costs associated with derivative warrant liabilities	—	(601,960)	(601,960)
Net gain from investments held in Trust Account	76,225	—	76,225
Total other (expense) income	76,225	(2,306,960)	(2,230,735)
Net loss	$(304,599)	$(2,306,960)	$(2,611,559)

Basic and Diluted weighted-average Class A ordinary shares outstanding	21,500,000	—	21,500,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	5,265,873	—	5,265,873
Basic and Diluted net loss per Class B share	$(0.07)	—	$(0.51)

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Statement of Cash Flows
Net loss	$(304,599)	$(2,306,960)	$(2,611,559)
Change in fair value of derivative warrant liabilities	—	1,705,000	1,705,000
Offering costs associated with derivative warrant liabilities	—	601,960	601,960
Net cash used in operating activities	(614,968)	—	(614,968)
Net cash used in investing activities	(215,000,000)	—	(215,000,000)
Net cash provided by financing activities	216,534,791	—	216,534,791
Net change in cash	$919,823	$—	$919,823

In addition, the impact to the balance sheet dated August 20, 2020, filed on Form 8-K on August 26, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in an $16.2 million increase to the derivative warrant liabilities line item at August 20, 2020 and offsetting decrease to the Class A ordinary shares subject to possible redemption mezzanine equity line item.  There is no change to total shareholders’ equity at the reported balance sheet date.

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Balance Sheet
Total assets	$216,445,723	$—	$216,445,723
Liabilities and shareholders’ equity
Total current liabilities	$161,956	$—	$161,956
Deferred legal fees	—
Deferred underwriting commissions	7,525,000	—	7,525,000
Derivative warrant liabilities	—	16,197,500	16,197,500
Total liabilities	7,686,956	16,197,500	23,884,456
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	203,758,760	(16,197,500)	187,561,260
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	112	162	274
Class B ordinary shares - $0.0001 par value	538	—	538
Additional paid-in-capital	5,190,381	601,798	5,792,179
Accumulated deficit	(191,024)	(601,960)	(792,984)
Total shareholders’ equity	5,000,007	—	5,000,007
Total liabilities and shareholders’ equity	$216,445,723	$—	$216,445,723